SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES - Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Interest income	$ 42,073		$ 47,486		$ 62,824		$ 61,332		$ 59,186		$ 72,947		$ 77,956		$ 72,862		$ 213,715		$ 282,951
Interest expense	24,119		20,555		21,998		22,710		21,886		28,411		29,462		30,165		89,382		109,924
Net interest income (expense)	17,954		26,931		40,826		38,622		37,300		44,536		48,494		42,697		124,333		173,027
Total Impairment (Reversal)	(12,745)		(12,998)		3,201		2,773		(12,097)		5,014		8,499		(7,080)		(19,769)		(5,664)
Other revenues	34,898		24,912		14,013		13,500		10,980		8,071		515		509		87,323		20,075
Other income (loss)	14,731	[1]	6,710	[1]	8,090	[1]	5,770	[1]	4,632	[1]	234,008	[1]	(4,882)	[1]	28,536	[1]	35,301	[1]	262,294	[1]
Property operating expenses	21,142		15,804		8,409		8,363		7,443		5,043		232		225		53,718		12,943
Depreciation and amortization	11,247		7,732		4,070		4,079		4,586		2,385		2		2		27,128		6,975
Other operating expenses	22,008		16,217		19,107		14,812		14,462		11,926		11,575		8,237		72,144		46,200
Income tax expense	(175)		1,213														1,038
Income from continuing operations	26,106		30,585		28,142		27,865		38,518		262,247		23,819		70,358		112,698		394,942
Income (loss) from discontinued operations	5,255		(1,341)		25,581		10,148		18,461		10,974		6,620		3,113		39,643		39,168
Net income (loss)																	152,341		434,110		304,519
Preferred dividends	(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(5,580)		(5,580)
Net income (loss) attributable to noncontrolling interests	(928)																(928)
Income (Loss) Available to Common Stockholders	29,038		27,849	[2]	52,328	[2]	36,618	[2]	55,584		271,826	[2]	29,044	[2]	72,076	[2]	145,833		428,530
Investments	3,939,908								3,448,919								3,939,908		3,448,919
Cash and restricted cash	80,022								233,962								80,022		233,962
Other assets	141,887								17,362								141,887		17,362
Assets of discontinued operations	690,746								245,069								690,746		245,069
Total assets	4,852,563								3,945,312								4,852,563		3,945,312
Debt	(3,017,931)								(2,781,761)								(3,017,931)		(2,781,761)
Other liabilities	(313,241)								(90,011)								(313,241)		(90,011)
Liabilities of discontinued operations	(295,267)								(480)								(295,267)		(480)
Total liabilities	(3,626,439)								(2,872,252)								(3,626,439)		(2,872,252)
Preferred Stock	(61,583)								(61,583)								(61,583)		(61,583)
Noncontrolling interests	(61,279)																(61,279)
GAAP book value	1,103,262								1,011,477								1,103,262		1,011,477
Restated
Interest income																					291,036
Interest expense																					138,035
Net interest income (expense)																					153,001
Total Impairment (Reversal)																					1,110
Other revenues																					1,899
Other income (loss)																					180,495
Property operating expenses																					1,110
Depreciation and amortization																					12
Other operating expenses																					29,205
Income from continuing operations																					303,958
Income (loss) from discontinued operations																					561
Net income (loss)																					304,519
Preferred dividends																					(5,580)
Income (Loss) Available to Common Stockholders																					298,939
Senior Housing
Interest income																	3	[3]		[3]		[3]
Interest expense																	10,781	[3]	1,688	[3]		[3]
Net interest income (expense)																	(10,778)	[3]	(1,688)	[3]		[3]
Total Impairment (Reversal)																		[3]		[3]		[3]
Other revenues																	85,267	[3]	18,026	[3]		[3]
Other income (loss)																	11	[3]	(82)	[3]		[3]
Property operating expenses																	52,713	[3]	11,539	[3]		[3]
Depreciation and amortization																	26,905	[3]	5,784	[3]		[3]
Other operating expenses																	20,982	[3]	6,846	[3]		[3]
Income tax expense																	1,038	[3]
Income from continuing operations																	(27,138)	[3]	(7,913)	[3]		[3]
Income (loss) from discontinued operations																		[3]		[3]		[3]
Net income (loss)																	(27,138)	[3]	(7,913)	[3]		[3]
Preferred dividends																		[3]		[3]		[3]
Net income (loss) attributable to noncontrolling interests																		[3]
Income (Loss) Available to Common Stockholders																	(27,138)	[3]	(7,913)	[3]		[3]
Investments	1,463,758	[3]							181,887	[3]							1,463,758	[3]	181,887	[3]
Cash and restricted cash	31,263	[3]							9,720	[3]							31,263	[3]	9,720	[3]
Other assets	55,430	[3]							5,111	[3]							55,430	[3]	5,111	[3]
Assets of discontinued operations		[3]								[3]								[3]		[3]
Total assets	1,550,451	[3]							196,718	[3]							1,550,451	[3]	196,718	[3]
Debt	(1,076,828)	[3]							(120,525)	[3]							(1,076,828)	[3]	(120,525)	[3]
Other liabilities	(61,886)	[3]							(5,084)	[3]							(61,886)	[3]	(5,084)	[3]
Liabilities of discontinued operations		[3]								[3]								[3]		[3]
Total liabilities	(1,138,714)	[3]							(125,609)	[3]							(1,138,714)	[3]	(125,609)	[3]
Preferred Stock		[3]								[3]								[3]		[3]
Noncontrolling interests		[3]																[3]
GAAP book value	411,737	[3]							71,109	[3]							411,737	[3]	71,109	[3]
CDOs
Interest income																	119,292	[3]	197,007	[3]	218,475	[3]
Interest expense																	24,996	[3]	56,767	[3]	86,110	[3]
Net interest income (expense)																	94,296	[3]	140,240	[3]	132,365	[3]
Total Impairment (Reversal)																	(9,338)	[3]	(7,381)	[3]	(3,876)	[3]
Other revenues																		[3]		[3]		[3]
Other income (loss)																	23,946	[3]	260,025	[3]	175,702	[3]
Property operating expenses																		[3]		[3]		[3]
Depreciation and amortization																		[3]		[3]		[3]
Other operating expenses																	741	[3]	916	[3]	1,058	[3]
Income tax expense																		[3]
Income from continuing operations																	126,839	[3]	406,730	[3]	310,885	[3]
Income (loss) from discontinued operations																		[3]		[3]		[3]
Net income (loss)																	126,839	[3]	406,730	[3]	310,885	[3]
Preferred dividends																		[3]		[3]		[3]
Net income (loss) attributable to noncontrolling interests																		[3]
Income (Loss) Available to Common Stockholders																	126,839	[3]	406,730	[3]	310,885	[3]
Investments	925,690	[3]							1,417,729	[3]							925,690	[3]	1,417,729	[3]
Cash and restricted cash	2,377	[3]							2,064	[3]							2,377	[3]	2,064	[3]
Other assets	47,285	[3]							7,429	[3]							47,285	[3]	7,429	[3]
Assets of discontinued operations		[3]								[3]								[3]		[3]
Total assets	975,352	[3]							1,427,222	[3]							975,352	[3]	1,427,222	[3]
Debt	(645,938)	[3]							(1,097,013)	[3]							(645,938)	[3]	(1,097,013)	[3]
Other liabilities	(19,194)	[3]							(37,259)	[3]							(19,194)	[3]	(37,259)	[3]
Liabilities of discontinued operations		[3]								[3]								[3]		[3]
Total liabilities	(665,132)	[3]							(1,134,272)	[3]							(665,132)	[3]	(1,134,272)	[3]
Preferred Stock		[3]								[3]								[3]		[3]
Noncontrolling interests		[3]																[3]
GAAP book value	310,220	[3]							292,950	[3]							310,220	[3]	292,950	[3]
Other Debt
Interest income																	98,968	[3],[4]	91,818	[3],[4]	78,234	[3],[4]
Interest expense																	54,534	[3],[4]	53,700	[3],[4]	53,950	[3],[4]
Net interest income (expense)																	44,434	[3],[4]	38,118	[3],[4]	24,284	[3],[4]
Total Impairment (Reversal)																	(10,431)	[3],[4]	1,717	[3],[4]	4,986	[3],[4]
Other revenues																	2,056	[3],[4]	2,049	[3],[4]	1,899	[3],[4]
Other income (loss)																	11,344	[3],[4]	2,351	[3],[4]	4,793	[3],[4]
Property operating expenses																	1,005	[3],[4]	1,404	[3],[4]	1,110	[3],[4]
Depreciation and amortization																	219	[3],[4]	1,191	[3],[4]	12	[3],[4]
Other operating expenses																	3,144	[3],[4]	3,359	[3],[4]	3,622	[3],[4]
Income tax expense																		[3],[4]
Income from continuing operations																	63,897	[3],[4]	34,847	[3],[4]	21,246	[3],[4]
Income (loss) from discontinued operations																	(46)	[3],[4]	(68)	[3],[4]	(11)	[3],[4]
Net income (loss)																	63,851	[3],[4]	34,779	[3],[4]	21,235	[3],[4]
Preferred dividends																		[3],[4]		[3],[4]		[3],[4]
Net income (loss) attributable to noncontrolling interests																		[3],[4]
Income (Loss) Available to Common Stockholders																	63,851	[3],[4]	34,779	[3],[4]	21,235	[3],[4]
Investments	1,279,549	[3],[4]							1,911,639	[3],[4]							1,279,549	[3],[4]	1,911,639	[3],[4]
Cash and restricted cash		[3],[4]								[3],[4]								[3],[4]		[3],[4]
Other assets	3,442	[3],[4]							4,777	[3],[4]							3,442	[3],[4]	4,777	[3],[4]
Assets of discontinued operations		[3],[4]								[3],[4]								[3],[4]		[3],[4]
Total assets	1,282,991	[3],[4]							1,916,416	[3],[4]							1,282,991	[3],[4]	1,916,416	[3],[4]
Debt	(1,149,547)	[3],[4]							(1,575,316)	[3],[4]							(1,149,547)	[3],[4]	(1,575,316)	[3],[4]
Other liabilities	(2,235)	[3],[4]							(2,856)	[3],[4]							(2,235)	[3],[4]	(2,856)	[3],[4]
Liabilities of discontinued operations		[3],[4]							(74)	[3],[4]								[3],[4]	(74)	[3],[4]
Total liabilities	(1,151,782)	[3],[4]							(1,578,246)	[3],[4]							(1,151,782)	[3],[4]	(1,578,246)	[3],[4]
Preferred Stock		[3],[4]								[3],[4]								[3],[4]		[3],[4]
Noncontrolling interests		[3],[4]																[3],[4]
GAAP book value	131,209	[3],[4]							338,170	[3],[4]							131,209	[3],[4]	338,170	[3],[4]
Golf
Interest income
Interest expense
Net interest income (expense)
Total Impairment (Reversal)
Other revenues
Other income (loss)
Property operating expenses
Depreciation and amortization
Other operating expenses
Income tax expense
Income from continuing operations
Income (loss) from discontinued operations
Net income (loss)
Preferred dividends
Net income (loss) attributable to noncontrolling interests
Income (Loss) Available to Common Stockholders
Investments	358,439																358,439
Cash and restricted cash	22,890																22,890
Other assets	34,898																34,898
Assets of discontinued operations
Total assets	416,227																416,227
Debt	(181,910)																(181,910)
Other liabilities	(185,552)																(185,552)
Liabilities of discontinued operations
Total liabilities	(367,462)																(367,462)
Preferred Stock
Noncontrolling interests	(366)																(366)
GAAP book value	48,399																48,399
Corporate
Interest income																	198		170		167
Interest expense																	3,817		3,813		3,815
Net interest income (expense)																	(3,619)		(3,643)		(3,648)
Total Impairment (Reversal)
Other revenues
Other income (loss)
Property operating expenses
Depreciation and amortization																	4
Other operating expenses																	47,277		35,079		24,525
Income tax expense
Income from continuing operations																	(50,900)		(38,722)		(28,173)
Income (loss) from discontinued operations
Net income (loss)																	(50,900)		(38,722)		(28,173)
Preferred dividends																	(5,580)		(5,580)		(5,580)
Net income (loss) attributable to noncontrolling interests
Income (Loss) Available to Common Stockholders																	(56,480)		(44,302)		(33,753)
Investments
Cash and restricted cash	23,492								222,178								23,492		222,178
Other assets	987								202								987		202
Assets of discontinued operations
Total assets	24,479								222,380								24,479		222,380
Debt	(51,237)								(51,243)								(51,237)		(51,243)
Other liabilities	(44,528)								(44,969)								(44,528)		(44,969)
Liabilities of discontinued operations
Total liabilities	(95,765)								(96,212)								(95,765)		(96,212)
Preferred Stock	(61,583)								(61,583)								(61,583)		(61,583)
Noncontrolling interests
GAAP book value	(132,869)								64,585								(132,869)		64,585
Media
Interest income																		[5]		[5]		[5]
Interest expense																		[5]		[5]		[5]
Net interest income (expense)																		[5]		[5]		[5]
Total Impairment (Reversal)																		[5]		[5]		[5]
Other revenues																		[5]		[5]		[5]
Other income (loss)																		[5]		[5]		[5]
Property operating expenses																		[5]		[5]		[5]
Depreciation and amortization																		[5]		[5]		[5]
Other operating expenses																		[5]		[5]		[5]
Income tax expense																		[5]
Income from continuing operations																		[5]		[5]		[5]
Income (loss) from discontinued operations																	6,311	[5]		[5]		[5]
Net income (loss)																	6,311	[5]		[5]		[5]
Preferred dividends																		[5]		[5]		[5]
Net income (loss) attributable to noncontrolling interests																	(928)	[5]
Income (Loss) Available to Common Stockholders																	5,383	[5]		[5]		[5]
Investments		[5]								[5]								[5]		[5]
Cash and restricted cash		[5]								[5]								[5]		[5]
Other assets		[5]								[5]								[5]		[5]
Assets of discontinued operations	690,746	[5]								[5]							690,746	[5]		[5]
Total assets	690,746	[5]								[5]							690,746	[5]		[5]
Debt		[5]								[5]								[5]		[5]
Other liabilities		[5]								[5]								[5]		[5]
Liabilities of discontinued operations	(295,267)	[5]								[5]							(295,267)	[5]		[5]
Total liabilities	(295,267)	[5]								[5]							(295,267)	[5]		[5]
Preferred Stock		[5]								[5]								[5]		[5]
Noncontrolling interests	(60,913)	[5]															(60,913)	[5]
GAAP book value	334,566	[5]								[5]							334,566	[5]		[5]
Excess MSRs and Consumer Loans
Interest income
Interest expense
Net interest income (expense)
Total Impairment (Reversal)
Other revenues
Other income (loss)
Property operating expenses
Depreciation and amortization
Other operating expenses
Income tax expense
Income from continuing operations
Income (loss) from discontinued operations																	33,378		39,236		572
Net income (loss)																	33,378		39,236		572
Preferred dividends
Net income (loss) attributable to noncontrolling interests
Income (Loss) Available to Common Stockholders																	33,378		39,236		572
Investments
Cash and restricted cash
Other assets
Assets of discontinued operations									245,069										245,069
Total assets									245,069										245,069
Debt
Other liabilities
Liabilities of discontinued operations									(406)										(406)
Total liabilities									(406)										(406)
Preferred Stock
Noncontrolling interests
GAAP book value									244,663										244,663
Intersegment Elimination
Interest income																	(4,746)	[6]	(6,044)	[6]	(5,840)	[6]
Interest expense																	(4,746)	[6]	(6,044)	[6]	(5,840)	[6]
Net interest income (expense)																		[6]		[6]		[6]
Total Impairment (Reversal)																		[6]		[6]		[6]
Other revenues																		[6]		[6]		[6]
Other income (loss)																		[6]		[6]		[6]
Property operating expenses																		[6]		[6]		[6]
Depreciation and amortization																		[6]		[6]		[6]
Other operating expenses																		[6]		[6]		[6]
Income tax expense																		[6]
Income from continuing operations																		[6]		[6]		[6]
Income (loss) from discontinued operations																		[6]		[6]		[6]
Net income (loss)																		[6]		[6]		[6]
Preferred dividends																		[6]		[6]		[6]
Net income (loss) attributable to noncontrolling interests																		[6]
Income (Loss) Available to Common Stockholders																		[6]		[6]		[6]
Investments	(87,528)	[6]							(62,336)	[6]							(87,528)	[6]	(62,336)	[6]
Cash and restricted cash		[6]								[6]								[6]		[6]
Other assets	(155)	[6]							(157)	[6]							(155)	[6]	(157)	[6]
Assets of discontinued operations		[6]								[6]								[6]		[6]
Total assets	(87,683)	[6]							(62,493)	[6]							(87,683)	[6]	(62,493)	[6]
Debt	87,529	[6]							62,336	[6]							87,529	[6]	62,336	[6]
Other liabilities	154	[6]							157	[6]							154	[6]	157	[6]
Liabilities of discontinued operations		[6]								[6]								[6]		[6]
Total liabilities	87,683	[6]							62,493	[6]							87,683	[6]	62,493	[6]
Preferred Stock		[6]								[6]								[6]		[6]
Noncontrolling interests		[6]																[6]
GAAP book value		[6]								[6]								[6]		[6]

[1]	Including equity in earnings of unconsolidated subsidiaries.
[2]	The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 8).
[3]	Assets held within non-recourse structures, including all of the assets in the senior housing and CDO segments, are not available to satisfy obligations outside of such financings, except to the extent net cash flow distributions are received from such structures. Furthermore, creditors or beneficial interest holders of these structures generally have no recourse to the general credit of Newcastle. Therefore, the exposure to the economic losses from such structures generally is limited to invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle's investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.
[4]	The following table summarizes the investments and debt in the other debt segment (See Schedule of other debt segment investments and debt).
[5]	In February 2014, the media segment was spun off from Newcastle and will not be reported as a segment in future filings.
[6]	Represents the elimination of investments and financings and their related income and expenses between the CDO segment, the other debt segment and the golf segment as the corresponding inter-segment investments and financings are presented on a gross basis within each of these segments.